Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents		$ 10,731	$ 37,918
Restricted cash		1,378	12,105
Inventory, net		14,785	23,918
Total current assets		90,828	160,627
Property, plant and equipment, net	[1]	181,377	217,902
Intangible assets, net		127,411	131,206
Land use rights, net		126,149	134,341
Long-term investments		3,699	4,370
Goodwill		2,695	2,774
Other assets		4,292	2,392
Total assets		536,451	653,612
Current liabilities
Loans attributable to related parties		232,867	193,189
Long-term payables, current		97,832	100,697
Promissory note payable		1,408	2,830
Total current liabilities		525,054	493,140
Accrued post-employment and termination benefits		43,541	51,575
Other liabilities		6,185	6,859
Total liabilities		615,325	637,484
Commitments and contingencies
Shareholders’ (Deficit) Equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 160,707,171 and 152,130,300 shares issued, 160,659,630 and 152,130,300 shares outstanding as of December 31, 2023 and December 31, 2022, respectively)	[2]	16	15
Treasury Stock (47,541 and nil ordinary shares as of December 31, 2023 and December 31, 2022, respectively)		(500)
Additional paid-in capital		169,129	163,738
Statutory reserve		6,656	6,656
Accumulated deficit		(314,235)	(246,051)
Accumulated other comprehensive loss		6,100	7,063
Chijet Motor Company, Inc. shareholders’ (deficit) equity		(132,834)	(68,579)
Non-controlling interest		53,960	84,707
Total shareholders’ (deficit) equity		(78,874)	16,128
Total liabilities and shareholders’ (deficit) equity		536,451	653,612
Nonrelated Party [Member]
Current assets
Accounts and notes receivable, net		2,241	233
Other current assets		9,951	22,905
Current liabilities
Accounts and notes payable		14,824	28,784
Contract liabilities		2,525	2,742
Accruals and other current liabilities		47,428	45,574
Related Party [Member]
Current assets
Accounts and notes receivable, net		208	870
Amounts due from related parties		48,748	60,019
Other current assets		2,786	2,659
Current liabilities
Accounts and notes payable		47,192	52,889
Contract liabilities		2,483	912
Accruals and other current liabilities		78,495	65,523
Loans attributable to related parties, non-current		$ 40,545	$ 85,910

[1]	The carrying amounts of buildings, mold and tooling, machine and equipment and other logistic equipment pledged by the FAW Jilin to secure the borrowings as of December 31, 2023 and December 31, 2022 were US$58,584 thousand and US$76,536 thousand, respectively.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reverse recapitalization that is discussed in Note 1(b).